7. STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 7. STOCKHOLDERS' EQUITY

Common Stock

The Company is authorized to issue up to 500,000,000 shares of common stock, $.001 par value per share. As of September 30, 2012 and December 31, 2011, the Company had 127,368,088 shares and 117,003,803 shares outstanding, respectively. Holders are entitled to one vote for each share of common stock (or its equivalent).

On May 7, 2012, the Company closed the Merger Agreement with Random Source, and the Acquisition Sub (see Note 1). Upon closing of the transactions contemplated under the Merger, the Acquisition Sub merged with and into Random Source, and Random Source, as the surviving corporation, became a wholly-owned subsidiary of the Company.  In the Merger, in exchange for all of the issued and outstanding capital stock of Random Source, the Company issued the holders of those shares 127,989,517 shares of the Company’s common stock, which, after giving effect to the stock repurchase described below, represented approximately 97.2% of the outstanding common stock, giving no effect to the shares of the Company’s common stock underlying the Exchange Warrants.

At closing, the Company also issued the Random Source shareholders who were also warrant holders common stock purchase warrants to purchase 15,075,571 shares of the Company’s common stock exercise prices ranging from $0.07 to $0.50 per share (the “Exchange Warrants”) in exchange for identical warrants to purchase Random Source common stock which were held by the warrant holders immediately prior to closing.  The expiration date of each Exchange Warrant is identical to the Random Source warrant for which it was exchanged. The exercise price of the Exchange Warrants and the number of shares issuable upon the exercise of the warrants are subject to proportional adjustment in the event of stock splits, dividends, recapitalizations or similar transactions.  Warrants to purchase 678,571 shares of the Company’s common stock with an exercise price of $0.07 per share are exercisable on a cashless basis.  Warrants to purchase an additional 14,397,000 shares of the Company’s common stock with exercise prices ranging from $0.15 to $0.50 per share are callable by us, upon 30 days notice, at a call price of $0.001 per share if the Company’s stock is currently quoted for trading in the over the counter market, the closing price of the Company’s common stock equals or exceeds certain base thresholds for five consecutive trading days and there is an effective registration statement covering the resale of the shares of common stock underlying those Exchange Warrants.  This means that holders of these Exchange Warrants will have 30 days from the date the warrants are called to exercise the Exchange Warrants.  Any warrant which has been called but remains unexercised by the call date will automatically terminate and no longer entitle the holder to exercise such warrant or to receive any consideration therefore, other than the call price.

Contemporaneously on the date of the Merger, on May 7, 2012 Random Source also entered into a Stock Repurchase Agreement (the “Stock Repurchase Agreement”) with the then majority shareholders of the Company pursuant to which Random Source purchased 1,700,000 shares of the Company’s common stock (the “Insiders’ Shares”) for $304,000.  The purchase price was paid by $250,000 at closing and delivery of a 90 day secured promissory note in the principal amount of $54,000.  Such 1,700,000 shares were cancelled on the date of the Merger. In order to secure the timely payment of the Purchase Note, at closing the Company issued 2,000,000 shares of the Company’s common stock which such shares will be held by in escrow pursuant to the terms of the Escrow Agreement between the parties. Following the payment of the Purchase Note, the 2,000,000 shares of common stock which had been placed in escrow to secure the timely payment of the note were returned to the Company and have been cancelled and returned to the status of authorized but unissued shares  (see Note 6).

In January 2012, the Company had issued 4,200,000 shares of common stock in connection with a 3 year consulting and advisory agreement (see Note 9). The Company had valued these common shares at the fair market value on the date of grant at $0.07 or $294,000 which shall be amortized pursuant to the terms of the consulting agreement. The Company had recognized stock-based consulting expense of $24,500 in January 2012. The consultant did not achieve its minimum financing requirement thereby the Company terminated such agreement and re-purchased the 4,200,000 shares of common stock for $20,000 pursuant to such agreement. As a result, the Company cancelled these 4,200,000 shares and the Company reduced stock-based consulting expense by $24,500. The amendment and termination agreement where administratively issued in July 2012.

Between April 30, 2012 and May 4, 2012 the Company sold in aggregate 6,785,714 shares of the Company’s common stock at $0.07 per share in a private placement which resulted in gross proceeds to us of $475,000.  The Company paid private placement commissions or finder’s fees in cash for $56,750 (net of $12,500 of creditable retainer fee – see Note 9) and a five year 678,571 warrants to purchase the Company’s common stock in connection with this transaction. The Company also paid related private placement fees of $3,250. The Company used the net proceeds to pay off a $25,000 loan to a related party (see Note 8) and as payment of a purchase price in connection with a Stock Repurchase Agreement on May 7, 2011.

Between June 29, 2012 and July 30, 2012, the Company sold in aggregate 1,428,571 shares of the Company’s common stock at $0.07 per share in a private placement which resulted in gross proceeds to us of $100,000.  The Company paid the placement agent a commission in cash $10,000 and a non-accountable expense allowance of $2,000 in connection with this transaction. The Company also paid related private placement fees of $8,026, including escrow agent and legal fees.  As additional compensation, the Company issued the placement agent placement agent warrants to purchase 142,858 shares of common stock with an exercise price of $0.07 per share in connection with this transaction. Such warrants expire five years from the date of issuance.

In August 2012, the Company cancelled 500,000 shares of the Company’s common stock. In connection with the return of the 500,000 shares, the Company valued these cancelled common shares at par value against additional paid in capital.

Common Stock Options

Information related to options granted under the 2010 Equity Compensation Plan and activity for the period then ended is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	180,000	$0.10	3.42
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at September 30, 2012	180,000	$0.10	2.92

Options exercisable at end of year	-	$-
Options expected to vest	180,000
Weighted average fair value of options granted during the period		$-

Stock options outstanding at September 30, 2012 as disclosed in the above table have no intrinsic value at the end of the period.

Common Stock Warrants

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	14,397,000	$0.30	2.25
Granted	821,429	0.07	5.00
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at September 30, 2012	15,218,429	$0.29	1.70

Warrants exercisable at September 30, 2012	15,218,429	$0.29	1.70
Weighted average fair value of warrants granted during the period		$0.07

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of preferred stock, $.001 par value per share. Our board of directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of the shares of preferred stock in series, and by filing a certificate pursuant to the applicable law of the state of Florida, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and any qualifications, limitations or restrictions thereof. No shares of preferred stock have been issued or are outstanding as of December 31, 2011 and 2010.

Common Stock

The Company is authorized to issue up to 500,000,000 shares of common stock, $.001 par value per share. As of December 31, 2011 and 2010, the Company had 117,003,803 shares and 100,200,000 shares outstanding, respectively. Holders are entitled to one vote for each share of common stock (or its equivalent).

On April 21, 2010, the Company obtained through a vote of majority of its shareholders the approval for a 780,083 for 1 stock split of its issued and outstanding common stock. All share and per share information contained in this report gives retroactive effect to a 780,083 for 1 (780,083:1) stock split of our outstanding common stock.

In May 2010, the Company sold 6,000,000 shares of common stock in a private transaction to three investors for proceeds of $19,500. The proceeds were used for general working capital purposes. The Company did not pay any commissions or finder’s fees in this transaction.

In May 2010, the Company issued 200,000 shares of common stock in connection with legal services rendered. The Company valued these common shares at the fair market value on the date of grant at $650 based on the recent selling price of the Company’s common stock at that time and has been recognized as professional expense.

Between February 2011 and June 2011, the Company sold 4,799,000 units of its securities to accredited investors in a private placement which resulted in gross proceeds to us of $479,900.  Each unit consisted of one share of our common stock, one series A Warrant, one Series B Warrant and one Series C Warrant at a purchase price of $0.10 per unit. The Company did not pay any commissions or finder’s fees in connection with this transaction. The Company used the net proceeds for general working capital purposes.

In March 2011, the Company sold an aggregate of 12,004,803 shares of its common stock for aggregate gross consideration of $200,000 in a private offering.  The Company did not pay any commissions or finder’s fees in this transaction.  The Company used the proceeds for general working capital purposes and funding towards the acquisition of Lamfis.

Common Stock Options

On April 27, 2010, the Board of Directors granted an aggregate of 500,000 5-year options to purchase shares of common stock at $0.10 per share which vests two years from date of grant under the Company’s 2010 Equity Compensation Plan.

The 500,000 options were valued on the grant date at a total of $158 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.003 per share (based on the recent selling price of the Company’s common stock at that time), volatility of 56% (based on the volatility of similar entities), expected term of 4 years, and a risk free interest rate of 2.01%. The Company had applied an estimated forfeiture rate of 10% to all share-based awards which represents the portion that is expected to be forfeited over the vesting period. For the year ended December 31, 2011 and 2010, the Company did not record the stock-based compensation expense of $158 as the Company deemed it was not material.

During the year ended December 31, 2011 and 2010, 60,000 and 260,000 options, respectively, were forfeited in accordance with the termination of employee relationships.

Information related to options granted under the 2010 Equity Compensation Plan and activity for the years then ended is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2009	-	$-	-
Granted	500,000	0.10	5.0
Exercised	-	-	-
Forfeited	(260,000)	0.10	4.5
Cancelled	-	-	-
Balance at December 31, 2010	240,000	0.10	4.42
Granted	-	-	-
Exercised	-	-	-
Forfeited	(60,000)	0.10	3.70
Cancelled	-	-	-
Balance outstanding at the end of year	180,000	$0.10	3.42

Options exercisable at end of year	-	$-
Options expected to vest	180,000
Weighted average fair value of options granted during the period		$-

Stock options outstanding at December 31, 2011 as disclosed in the above table have no intrinsic value at the end of the year December 31, 2011.

Common Stock Warrants

Between February 2011 and June 2011, the Company sold 4,799,000 units of its securities to accredited investors in a private placement which resulted in gross proceeds to us of $479,900.  Each unit consisted of one share of our common stock, one series A Warrant, one Series B Warrant and one Series C Warrant at a purchase price of $0.10 per unit.  Each Series A Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.15 per share.  Each Series B Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.25 per share.  Each Series C Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.50 per share. The exercise price of the warrants and the number of shares of the Company’s common stock issuable upon the exercise of the warrants are subject to proportional adjustment in the event of stock splits, dividends, recapitalizations or similar transactions.  Upon 30 days notice, the Company has the right to call any series of warrants at $0.001 per warrant upon the following terms, providing that the shares of common stock underlying the Warrant are registered for resale:

·	If the closing price of the Company’s common stock equals or exceeds $0.30 per share for 20 consecutive trading days, the Company has the right to call the Series A Warrants,
·	If the closing price of the Company’s common stock equals or exceeds $0.375 per share for 20 consecutive trading days, the Company has the right to call the Series B Warrants, and

·	If the closing price of the Company’s common stock equals or exceeds $0.625 per share for 20 consecutive trading days, the Company has the right to call the Series C Warrants.

F

Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

A summary of the status of the Company's outstanding stock warrants as of December 31, 2011 and 2010 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2009	-	$-	-
Granted	-	-	-
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2010	-	-	-
Granted	14,397,000	0.30	3.00
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2011	14,397,000	$0.30	2.25

Warrants exercisable at December 31, 2011	14,397,000	$0.30	2.25
Weighted average fair value of options granted during the year ended December 31, 2011		$0.01